Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income Details
Unrealized holding gains on available for sale securities	$ (16)	$ 3,347
Unrecognized actuarial gains on post-retirement benefit plan	242	223
Tax effect	(78)	(1,214)
Net accumulated other comprehensive income	$ 148	$ 2,356